Derivatives - Derivatives Not Designated In Hedge - General Account (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	€ 13,986	€ 11,157	€ 7,615
Derivative liability, general account	14,617	11,616	€ 7,230
Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	13,238	10,658
Derivative liability, general account	14,450	11,501
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	12,617	10,134
Derivative liability, general account	13,661	11,060
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member] | Derivatives held as an economic hedge [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	12,595	10,118
Derivative liability, general account	8,629	7,854
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member] | Bifurcated embedded derivatives [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	22	16
Derivative liability, general account	€ 5,032	3,197
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member] | Other [member]
Disclosure of derivative financial instruments [Line Items]
Derivative liability, general account		€ 9